Consolidated Balance Sheets (Parentheticals) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Preferred Stock: Par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	10,000,000	10,000,000	10,000,000
Common Stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	300,000,000	300,000,000	300,000,000
Common Stock, shares issued	937,719	911,256	419,367
Common Stock, shares outstanding	937,719	911,256	419,367
Series 1 Convertible Preferred Stock [Member]
Preferred Stock, shares issued	2,870.2887	2,944.7080
Preferred Stock, shares outstanding	2,870.2887	2,944.7080
Series A-1 Preferred Stock [Member]
Preferred Stock, shares issued			2,937,500
Preferred Stock, shares outstanding			2,937,500